Additional Information on Operating Expenses by Nature - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of sales [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Full cost reallocation from the aggregate depreciation, amortization and impairment expense to cost of good sold	$ 5	$ 1	$ 0